SUBSEQUENT EVENT (Details) MMcf in Millions, CAD in Millions		12 Months Ended
	Jan. 07, 2016 CAD MMcf	Dec. 31, 2015 CAD	Dec. 31, 2014 CAD
Subsequent Events
Cash consideration		CAD 106	CAD 394
Subsequent Event | Tupper Main and Tupper West | Forecast
Subsequent Events
Ownership interest acquired (as a percent)	100.00%
Cash consideration	CAD 538
Processing capacity | MMcf	320